Accumulated Other Comprehensive Income (loss) -Schedule Of Accumulated Other Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	¥ (68,440)		¥ 484,348
Foreign currency translation adjustments	(139,442)		(552,788)
Ending Balance	¥ (207,882)	$ (32,621)	¥ (68,440)